Label	Element	Value
SIMT TAX-MANAGED SMALL/MID CAP FUND | SIMT TAX-MANAGED SMALL/MID CAP FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small/Mid Cap Fund (the "Fund")

Supplement Dated July 14, 2014
to the Class A Shares Prospectus (the "Prospectus"), dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT TAX-MANAGED SMALL/MID CAP FUND
Strategy [Heading]	rr_StrategyHeading	Change in Principal Investment Strategies Language
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Fund's "Principal Investment Strategies" section, the last sentence of the second paragraph is hereby deleted and the following is hereby added as a new third paragraph:

The Fund seeks to manage the impact of taxes through the use of a Sub-Adviser that acts as an overlay manager implementing the portfolio recommendations of the Sub-Advisers. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other Sub-Advisers, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund's securities transactions. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management and transaction cost management. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

There are no other changes to the principal investment strategies of the Tax-Managed Small/Mid Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE